Related Parties (Details) - Schedule of Transactions with Other Related Parties - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inversiones ASPI S.A. (ASPI) [Member]
Parent
Income from office lease	S/ 16	S/ 16	S/ 20
Fees for management and administrative services	88	100	98
Compañía Minera Ares S.A.C. [Member]
Other related parties
Income from land lease, note 24	1,150	1,200	1,230
Income from office lease other related parties	259	244	332
Expense from Security services	(1,940)	(2,110)	(2,836)
Fossal S.A.A.(Fossal) [Member]
Other related parties
Income from office lease other related parties	16	16	18
Fees for management and administrative services other related parties	44	52	52
Fosfatos del Pacífico S.A. (Fospac) [Member]
Other related parties
Income from office lease other related parties	16	16	19
Fees for management and administrative services other related parties	143	46	155
Asociación Sumac Tarpuy [Member]
Other related parties
Income from office lease other related parties	16	16	20
Loans to Fossal S.A.A. [Member]
Other related parties
Other related parties			(14,252)
Loans to Fosfatos del Pacífico S.A. [Member]
Other related parties
Other related parties			(2,869)
Loan collection from Fossal S.A.A. [Member]
Other related parties
Other related parties			14,252
Loan collection from Fosfatos del Pacífico S.A. [Member]
Other related parties
Other related parties			S/ 2,869